FINANCIAL INSTRUMENTS (Schedule of fair value instrument) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 12,115	¥ 77,000	¥ 80,000
Fair value	12,430	79,003	82,184
Structured deposit			5,000
Financial assets at fair value through profit or loss			138,674
Total financial assets			143,674
Derivative financial liabilities		269	1,710
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Structured deposit
Financial assets at fair value through profit or loss			138,674
Total financial assets			138,674
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Structured deposit			5,000
Financial assets at fair value through profit or loss
Total financial assets			5,000
Derivative financial liabilities		269	1,710
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Structured deposit
Financial assets at fair value through profit or loss
Total financial assets
Derivative financial liabilities
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	12,115	77,000	80,000
Fair value	$ 12,430	¥ 79,003	¥ 82,184